Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Lessee Disclosure [Abstract]
Summary of future minimum lease payments
As of September 30, 2020, future minimum lease payments under all noncancelable capital and operating leases with an initial lease term in excess of one year were as follows (in thousands):

	Capital Leases	Operating Leases
2020	$72	$1,237
2021	278	4,952
2022	187	5,428
2023	19	3,992
2024	—	746
Thereafter	—	—

Total minimum lease payments	$556	$16,355

Less: amount representing interest	59

Long-term capital lease obligations as of September 30, 2020	$497

As of December 31, 2019, future minimum lease payments under all noncancelable capital and operating leases with an initial lease term in excess of one year were as follows (in thousands):

	Capital Leases	Operating Leases
2020	$216	$5,965
2021	204	6,264
2022	113	5,975
2023	4	3,992
2024	—	746
Thereafter	—	—

Total minimum lease payments	537	$22,942
Less: amount representing interest	83

Long-term capital lease obligations as of December 31, 2019	$454